CITIGROUP MORTGAGE LOAN TRUST INC. ABS-15G

Exhibit 99.1

 Schedule 7(b) - Pay History Report

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	269	96.42%
Delinquency, No Missing Data	10	3.58%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	279	100.00%